DEBT - Assets Pledged (Details) $ in Thousands	Jun. 30, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel
Debt Disclosure [Abstract]
Number of vessels serving as security | vessel	45	40
Vessels and equipment, net | $	$ 1,764,813	$ 1,488,205